Putnam Investments, LLC

One Post Office Square

Boston, MA 02109

November 4, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:

Putnam New Opportunities Fund (Reg. No. 33-35576) (811-06128) (the "Fund")

Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement.

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext. 18939.

Very truly yours,

PUTNAM NEW OPPORTUNITIES FUND

/s/ Charles E. Porter

By:     _______________________________________

           Charles E. Porter

Executive Vice President; Associate Treasurer and Principal Executive Officer

cc:

Carlo Forcione, Esq.